3. Loans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Percentage of construction and land development loans in Bank's loan portfolio	10.00%	11.00%
Percentage of single-family residential loans in Bank's loan portfolio	32.00%	35.00%
Percentage of Single-family residential - Banco de la Gente Non-traditional loans in the Bank's loan portfolio	3.00%	4.00%
Percentage of commercial real estate loans in Bank's loan portfolio	35.00%	34.00%
Percentage of commercial loans in Bank's loan portfolio	35.00%	12.00%
Deferred costs	$ 1,400	$ 1,500
Accruing impaired loans	21,300	21,300
Interest income recognized on accruing impaired loans	1,200	1,300
TDR loan amounts	3,800	4,300
Amount of performing TDR loans included	$ 0	$ 0